Stock Options and Warrants - Summary of Changes in Options Outstanding and Related Exercise Prices (Detail) - Dec. 31, 2014 - $ / shares	Total
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding	28,928,930
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	6 years 1 month 6 days
Options Outstanding, Weighted Average Exercise Price	$ 0.79
Options Exercisable and vested, Number Exercisable	21,102,855
Options Exercisable and vested, Weighted Average Remaining Contractual Life (Years)	5 years
Options Exercisable and vested, Weighted Average Exercise Price	$ 1.00
$0.09-$0.17 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding Exercise Prices, Lower Range Limit	0.09
Options Outstanding Exercise Prices, Upper Range Limit	$ 0.17
Options Outstanding, Number Outstanding	6,109,000
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	9 years 6 months 11 days
Options Outstanding, Weighted Average Exercise Price	$ 0.14
$0.18-$0.54 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding Exercise Prices, Lower Range Limit	0.18
Options Outstanding Exercise Prices, Upper Range Limit	$ 0.54
Options Outstanding, Number Outstanding	4,856,037
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	6 years
Options Outstanding, Weighted Average Exercise Price	$ 0.37
Options Exercisable and vested, Number Exercisable	3,496,512
Options Exercisable and vested, Weighted Average Remaining Contractual Life (Years)	5 years 3 months 7 days
Options Exercisable and vested, Weighted Average Exercise Price	$ 0.39
$0.55-$0.69 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding Exercise Prices, Lower Range Limit	0.55
Options Outstanding Exercise Prices, Upper Range Limit	$ 0.69
Options Outstanding, Number Outstanding	8,901,543
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	4 years 10 months 13 days
Options Outstanding, Weighted Average Exercise Price	$ 0.61
Options Exercisable and vested, Number Exercisable	8,901,543
Options Exercisable and vested, Weighted Average Remaining Contractual Life (Years)	4 years 10 months 13 days
Options Exercisable and vested, Weighted Average Exercise Price	$ 0.61
$0.70-$1.76 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding Exercise Prices, Lower Range Limit	0.70
Options Outstanding Exercise Prices, Upper Range Limit	$ 1.76
Options Outstanding, Number Outstanding	3,732,350
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years 10 months 13 days
Options Outstanding, Weighted Average Exercise Price	$ 1.16
Options Exercisable and vested, Number Exercisable	3,673,600
Options Exercisable and vested, Weighted Average Remaining Contractual Life (Years)	3 years 9 months 29 days
Options Exercisable and vested, Weighted Average Exercise Price	$ 1.17
$1.77-$3.20 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding Exercise Prices, Lower Range Limit	1.77
Options Outstanding Exercise Prices, Upper Range Limit	$ 3.20
Options Outstanding, Number Outstanding	5,330,000
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	5 years 10 months 24 days
Options Outstanding, Weighted Average Exercise Price	$ 1.97
Options Exercisable and vested, Number Exercisable	5,031,200
Options Exercisable and vested, Weighted Average Remaining Contractual Life (Years)	5 years 10 months 21 days
Options Exercisable and vested, Weighted Average Exercise Price	$ 1.98